Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (10,324,000)	$ (10,874,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,633,000	2,211,000
Other debt related costs included in interest expense	2,553,000	1,165,000
Termination fees included in payoff of 2013 Loan and Security Agreement	277,000	0
Provision for bad debt expense	75,000	61,000
Share-based compensation expense	579,000	440,000
Issuance of common stock in connection with First Amendment to Credit Agreement	50,000	0
Write-off of SWK Warrant 2	(887,000)	0
Impairment of property, plant and equipment, net	88,000	0
Change in assets and liabilities:
Accounts receivable	1,335,000	(1,530,000)
Inventories	(545,000)	215,000
Other assets	(34,000)	(459,000)
Accounts payable, accrued expenses and other liabilities	(244,000)	2,474,000
Net cash used in operating activities	(4,444,000)	(6,297,000)
Cash flows from investing activities:
Capital expenditures	(364,000)	(793,000)
Acquisition of Accountable Health Solutions	0	(4,000,000)
Net cash used in investing activities	(364,000)	(4,793,000)
Cash flows from financing activities:
Borrowings under credit facility	35,332,000	19,190,000
Payments under credit facility	(35,533,000)	(15,912,000)
Principal payments on Term Loan	(1,324,000)	0
Proceeds from issuance of Term Loan	0	5,000,000
Issuance of common stock and warrants, net of issuance costs	6,250,000	0
Proceeds related to the exercise of stock options	0	23,000
Debt issuance costs	(86,000)	(377,000)
Net cash provided by financing activities	4,639,000	7,924,000
Net decrease in cash and cash equivalents	(169,000)	(3,166,000)
Cash and cash equivalents at beginning of year	2,035,000	5,201,000
Cash and cash equivalents at end of year	1,866,000	2,035,000
Supplemental disclosure of non-cash investing activities:
Fixed assets and prepaid expenses vouchered but not paid	217,000	97,000
Supplemental disclosure of non-cash financing activities:
Issuance of common stock in connection with the Acquisition	0	3,000,000
Issuance of common stock in connection with Second Amendment to Credit Agreement	100,000	0
Debt issuance costs vouchered but not paid	0	500,000
Payoff of 2013 Loan and Security Agreement by SCM	(2,552,000)	0
Opening outstanding borrowings under 2016 Credit and Security Agreement	3,028,000	0
Non-cash debt issuance costs	550,000	0
Supplemental disclosure of cash flow information:
Interest	987,000	516,000
Income taxes	$ 32,000	$ 41,000